Note 15 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
	December 31,	December 31,
	2023	2022
	$	$
Cash	68,707	29,955
Accounts receivable (Note 8)	1,559	708
Juanicipio loans (Notes 9 & 18)	94,414	104,653
	164,680	135,316

Disclosure of market risk [text block]
	Mexican peso	Canadian dollar
(in US$ equivalent)	$	$
Cash	8	2,187
Accounts receivable	120	651
Prepaid expenses	-	986
Investments	-	8
Accounts payable	(95)	(2,466)
Lease obligations	-	(154)
Net (liabilities) assets exposure	33	1,212